Consolidated Statement of Operations and Comprehensive Loss - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Revenue
Subscription and services	$ 25,311	$ 21,550	[1]	$ 9,455	[1]
Interest revenue	34,494	26,889	[1]	18,571	[1]
Loan fees		8,111	[1]	17,522	[1]
Total revenue	59,805	56,550	[1]	45,548	[1]
Cost of revenue
Provision for loan losses, net of recoveries	18,162	16,367	[1]	11,409	[1]
Transaction costs	625	567	[1]	535	[1]
Cost of revenue	18,787	16,934	[1]	11,944	[1]
Gross profit	41,018	39,616	[1]	33,604	[1]
Operating expenses
Technology and development	14,989	15,028	[1]	11,660	[1]
Marketing	9,412	8,772	[1]	6,854	[1]
Customer service and operations	8,787	8,383	[1]	7,663	[1]
General and administration	11,484	11,661	[1]	10,334	[1]
Total operating expenses	44,672	43,844	[1]	36,511	[1]
Loss from operations	(3,654)	(4,228)	[1]	(2,907)	[1]
Other expenses (income)
Credit facility interest expense	11,316	9,353	[1]	7,178	[1]
Debenture and other financing expense	8,471	8,036	[1]	7,503	[1]
Unrealized exchange (gain) loss	(296)	651	[1]	(379)	[1]
Change in fair value due to revaluation of derivative liability	570	(1,733)	[1]	2,207	[1]
Gain on acquisition, net	(13,141)
Gain on investment portfolio	(294)		[1]		[1]
Unrealized gain on investment portfolio	(100)
Impairment of equipment		1,105	[1]		[1]
Other	645	382	[1]	313	[1]
Total other expenses	7,171	17,794	[1]	16,822	[1]
Net loss and comprehensive loss	$ (10,825)	$ (22,022)	[1]	$ (19,729)	[1]
Net loss per share
Basic and fully diluted	$ (0.42)	$ (0.97)	[1]	$ (1.07)	[1]
Weighted average number of basic and fully diluted common shares (in 000’s)	25,545	22,714	[1]	18,381	[1]

[1]	The consolidated statement of operations and comprehensive loss for fiscal year 2019 reflects the adoption of IFRS 16 on January 1, 2019, and for fiscal year 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated.